Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000112720
Shareholder Report [Line Items]
Fund Name	Eagle Energy Infrastructure Fund
Class Name	Class A Shares
Trading Symbol	EGLAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.eaglemlpfund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$90	1.65%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.65%
AssetsNet	$ 147,531,061
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 572,698
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$147,531,061
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$572,698
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	98.5%
Money Market Funds	1.5%

C000124015
Shareholder Report [Line Items]
Fund Name	Eagle Energy Infrastructure Fund
Class Name	Class C Shares
Trading Symbol	EGLCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.eaglemlpfund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$131	2.40%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.40%
AssetsNet	$ 147,531,061
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 572,698
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$147,531,061
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$572,698
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	98.5%
Money Market Funds	1.5%

C000112721
Shareholder Report [Line Items]
Fund Name	Eagle Energy Infrastructure Fund
Class Name	Class I Shares
Trading Symbol	EGLIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.eaglemlpfund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$77	1.40%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.40%
AssetsNet	$ 147,531,061
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 572,698
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$147,531,061
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$572,698
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	98.5%
Money Market Funds	1.5%

C000203318
Shareholder Report [Line Items]
Fund Name	Eagle Energy Infrastructure Fund
Class Name	Class N Shares
Trading Symbol	EGLNX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.eaglemlpfund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N Shares	$69	1.26%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.26%
AssetsNet	$ 147,531,061
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 572,698
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$147,531,061
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$572,698
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	98.5%
Money Market Funds	1.5%